Property, plant and equipment - Summary of Depreciation expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ (8,626)	€ (3,287)	€ (3,129)
Research and development expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	(6,600)	(2,419)	(2,039)
General and administrative expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ (2,026)	€ (868)	€ (1,090)